CHARGES OF ASSETS	12 Months Ended
Dec. 31, 2018
CHARGES OF ASSETS [abstract]
Disclosure of charges of assets
36.	CHARGES OF ASSETS

CNOOC NWS Private Limited, a wholly-owned subsidiary of the Group, together with the other joint venture partners and the operator of the NWS Project, signed a Deed of Cross Charge and an Extended Deed of Cross Charge whereby certain liabilities incurred or to be incurred, if any, by the Company in respect of the NWS Project are secured by its interest in the NWS Project.